UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):  [ ] is a restatement.
                                   [X] adds new holdings entries.

Name:    John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
         Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Maureen Milet
Title: Vice President & Chief Compliance Officer-Investments
Phone: (617) 572-0203


            Maureen Milet       Boston, MA            February 25, 2013
            -------------       -------------         -----------------
            [Signature]         [City, State]         [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:    NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       13

Form 13F Information Table Value Total:                   US $37,391 (thousands)


List of Other Included Managers:

No.       Form 13F File Number     Name
1                                  Hancock Venture Partners, Inc. (formerly John
                                   Hancock Venture Capital Management)

                                                                   Shares
                                               CUSIP     Value     or Prn   SH/  Put/   Investment  Other     VOTING AUTHORITY
Name of Issuer                 Title of Class  Number   (x$1000)   Amount   PRN  Call   Discretion  Manager SOLE   SHARED    NONE
ALLIS CHALMERS CORP            COM             019645506       14     2,508   SH        SOLE                2,508        0    0
AMR CORP                       COM             001765106       44     3,597   SH        SOLE                3,597        0    0
CISCO                          COM             17275R102      603    31,622   SH        OTHER         1         0   31,622    0
COINSTAR INC.                  COM             19259P300      793    35,000   SH        SOLE               35,000        0    0
DELTA AIRLINES INC             COM             247361108      204    54,174   SH        SOLE               54,174        0    0
ENERPLUS RESOURCES             COM             29274D604   11,634   304,552   SH        SOLE              304,552        0    0
HAWAIIAN HOLDINGS              COM             419879101    2,165   534,689   SH        SOLE              534,689        0    0
HUNTSMAN CORP                  COM             447011107    8,330   410,971   SH        SOLE              410,971        0    0
LILY ELI & CO                  COM             532457108       78     1,404   SH        SOLE                1,404        0    0
NABORS INDSTRIES, INC.         COM             G6359F103    7,211   118,950   SH        SOLE              118,950        0    0
NAVISTAR INTL CORP             COM             63934E108    1,024    31,997   SH        SOLE               31,997        0    0
RANGE RESOURCES                COM             541509303    4,460   165,793   SH        SOLE              165,793        0    0
PETROLEUM GEO SVCS ASA         SPONSORED ADR   716599105      831    35,092   SH        SOLE               35,092        0    0